Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Energy Services of America CORP
Entity Central Index Key	0001357971
Amendment Flag	false
401K RETIREMENT SAVINGS PLAN
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false